UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30, 2023

Date of reporting period: October 31, 2022

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR§ 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

ROBO Global® Healthcare Technology and Innovation ETF

ROBO Global® Robotics and Automation Index ETF

ROBO Global® Artificial Intelligence ETF

Semi-Annual Report

October 31, 2022
(Unaudited)

ROBO Global®

Healthcare Technology and Innovation ETF

Robotics and Automation Index ETF

Artificial Intelligence ETF

Table of Contents

The Funds file their complete schedule of holdings with the U.S. Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to each Fund’s report on Form N-PORT within sixty days after the end of the period. Each Fund’s Form N-PORT reports are available on the Commission’s website at https://www.sec.gov.

Exchange Traded Concepts, LLC’s proxy voting policies and procedures are attached to each Fund’s Statement of Additional Information (the “SAI”). The SAI, as well as information relating to how each Fund voted proxies relating to each Fund’s securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling (855)-456-ROBO and on the Commission’s website at https://www.sec.gov.

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

October 31, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.9%

Australia — 1.1%
Health Care — 1.1%
CSL	5,983	$1,073,071
Total Australia		1,073,071
Belgium — 0.9%
Information Technology — 0.9%
Materialise ADR*	81,530	863,403
Total Belgium		863,403
China — 1.0%
Consumer Discretionary — 1.0%
JD Health International*	179,150	982,491
Total China		982,491
Denmark — 0.7%
Health Care — 0.7%
GN Store Nord	32,813	697,857
Total Denmark		697,857
France — 1.2%
Health Care — 1.2%
Eurofins Scientific	18,503	1,184,657
Total France		1,184,657
Germany — 1.5%
Health Care — 1.5%
Siemens Healthineers	31,564	1,453,119
Total Germany		1,453,119
Italy — 1.5%
Health Care — 1.5%
DiaSorin	11,573	1,513,266
Total Italy		1,513,266
Japan — 0.8%
Health Care — 0.8%
Terumo	26,100	794,405
Total Japan		794,405
Description	Shares	Fair Value
Netherlands — 1.0%
Health Care — 1.0%
Koninklijke Philips	82,563	$1,045,961
Total Netherlands		1,045,961
Spain — 0.8%
Health Care — 0.8%
Grifols*	95,467	812,015
Total Spain		812,015
Switzerland — 4.3%
Health Care — 4.3%
Lonza Group	2,636	1,357,576
Roche Holding	3,950	1,312,588
Tecan Group	3,984	1,462,625
Total Health Care		4,132,789

Total Switzerland		4,132,789
United Kingdom — 1.1%
Health Care — 1.1%
Smith & Nephew PLC	90,261	1,070,391
Total United Kingdom		1,070,391
United States — 84.0%
Health Care — 82.1%
Abbott Laboratories	12,933	1,279,591
ABIOMED*	6,188	1,559,871
Agilent Technologies	10,102	1,397,612
Align Technology*	5,356	1,040,671
Alnylam Pharmaceuticals*	7,868	1,630,722
Arrowhead Pharmaceuticals*	41,008	1,427,488
Avanos Medical*	40,971	907,508
Axogen*	88,137	1,006,525
Azenta	31,814	1,412,542
Baxter International	18,262	992,540
Becton Dickinson	3,517	829,906
BioMarin Pharmaceutical*	12,264	1,062,430
Bio-Rad Laboratories, Cl A*	2,909	1,023,124
Boston Scientific*	39,922	1,721,037
Bristol-Myers Squibb	14,491	1,122,618
Butterfly Network*	180,839	886,111
CareDx*	82,893	1,650,400
Catalent*	17,076	1,122,405
Cerus*	241,223	882,876
Charles River Laboratories International*	8,075	1,713,919
Codexis*	182,268	1,024,346
CONMED	11,395	908,523
Danaher	5,853	1,473,025

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

October 31, 2022 (Unaudited) (Concluded)

Description	Shares	Fair Value
DexCom*	19,715	$2,381,179
Edwards Lifesciences*	13,398	970,417
Exact Sciences*	34,039	1,183,876
Fate Therapeutics*	30,247	632,767
Fulgent Genetics*	35,749	1,416,733
Glaukos*	26,815	1,503,517
Globus Medical, Cl A*	14,569	976,123
Guardant Health*	28,000	1,386,000
Health Catalyst*	132,355	1,167,371
Hologic*	18,198	1,233,824
Illumina*	7,916	1,811,339
Incyte*	21,182	1,574,670
Insulet*	6,357	1,645,255
Integra LifeSciences Holdings*	34,148	1,715,937
Intuitive Surgical*	7,939	1,956,726
IQVIA Holdings*	7,100	1,488,657
iRhythm Technologies*	10,149	1,293,896
Masimo*	7,452	980,683
Medpace Holdings*	8,886	1,972,514
Moderna*	10,734	1,613,642
NanoString Technologies*	93,137	974,213
Natera*	33,924	1,593,071
Nevro*	30,302	1,161,779
Novocure*	17,265	1,219,945
Omnicell*	14,598	1,128,717
Penumbra*	9,403	1,612,332
PerkinElmer	11,531	1,540,311
Privia Health Group*	26,886	900,143
QuidelOrtho*	17,190	1,544,006
Regeneron Pharmaceuticals*	2,562	1,918,299
STAAR Surgical*	17,859	1,265,667
Stryker	7,936	1,819,249
Tactile Systems Technology*	154,527	1,149,681
Teladoc Health*	29,459	873,165
Thermo Fisher Scientific	2,975	1,529,061
Twist Bioscience*	33,355	1,095,045
Veeva Systems, Cl A*	6,993	1,174,404
Veracyte*	64,473	1,296,552
Vertex Pharmaceuticals*	4,317	1,346,904
		82,123,460
Description	Shares	Fair Value
Industrials — 0.9%
3D Systems*	103,017	$909,640
Information Technology — 1.0%
Novanta*	7,476	1,057,106
Total United States		84,090,206
Total Common Stock (Cost $147,280,017)		99,713,631
SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency, Cl Institutional, 3.12%(A)	119,666	119,666
Total Short-Term Investment
(Cost $119,666)		119,666
Total Investments - 100.0%
(Cost $147,399,683)		$99,833,297

Percentages are based on Net Assets of $99,831,304.

*          Non-income producing security.

(A)      Rate shown is the 7-day effective yield as of October 31, 2022.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of October 31, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

October 31, 2022 (Unaudited)

Sector Weightings†

42.1% Information Technology
40.1% Industrials
11.6% Health Care
2.2% Consumer Discretionary
1.8% Repurchase Agreements
1.2% Consumer Staples
1.0% Short-Term Investments

† Percentages based on total investments.

Description	Shares	Fair Value

COMMON STOCK — 99.8%
Belgium — 1.3%
Information Technology — 1.3%
Materialise ADR*(A)	1,340,325	$14,194,042
Total Belgium		14,194,042
Canada — 1.6%
Industrials — 1.6%
ATS Automation Tooling Systems*	553,096	17,476,220
Total Canada		17,476,220
China — 1.4%
Industrials — 1.0%
Estun Automation, Cl A	1,514,397	4,085,506
Han’s Laser Technology Industry Group, Cl A	1,050,720	3,643,675
Shenzhen Inovance Technology, Cl A	383,459	3,504,332
		11,233,513
Information Technology — 0.4%
Iflytek	835,024	4,007,740
Total China		15,241,253
Finland — 1.4%
Industrials — 1.4%
Cargotec, Cl B(A)	412,659	15,530,945
Total Finland		15,530,945
France — 2.2%
Industrials — 1.1%
Schneider Electric	92,599	11,738,353
Information Technology — 1.1%
Dassault Systemes	376,150	12,621,485
Total France		24,359,838
Germany — 7.6%
Industrials — 6.3%
Duerr	631,782	16,721,970
GEA Group	527,095	18,441,735
Description	Shares	Fair Value
KION Group	262,356	$5,826,445
Krones	197,945	18,341,102
Siemens	116,720	12,763,420
		72,094,672
Information Technology — 1.3%
Jenoptik	649,610	14,266,136
Total Germany		86,360,808
Japan — 20.6%
Industrials — 14.4%
Daifuku	327,317	15,018,683
Daihen	365,109	9,444,909
FANUC	123,228	16,274,536
Fuji Machine Manufacturing	1,203,900	15,940,224
Harmonic Drive Systems(A)	589,439	19,709,435
Mitsubishi Electric	1,047,944	9,236,093
Nabtesco	573,810	12,218,580
Shibaura Machine	499,533	9,719,443
SMC	35,176	14,228,016
THK(A)	738,457	12,907,534
Toyota Industries	274,400	14,141,380
Yaskawa Electric	530,949	14,753,048
		163,591,881
Information Technology — 6.2%
Amano	620,800	10,637,990
Keyence	52,148	19,759,649
Omron	314,258	14,707,025
Optex Group	777,700	10,720,942
Yokogawa Electric	940,178	15,756,608
		71,582,214
Total Japan		235,174,095
Norway — 1.9%
Industrials — 1.9%
AutoStore Holdings*(A)	11,146,789	21,045,939
Total Norway		21,045,939
South Korea — 1.0%
Information Technology — 1.0%
Koh Young Technology	1,264,656	10,609,456
Total South Korea		10,609,456
Sweden — 2.4%
Health Care — 0.8%
Elekta, Cl B(A)	1,859,384	9,439,565
Information Technology — 1.6%
Hexagon, Cl B	1,773,325	17,523,910
Total Sweden		26,963,475

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

October 31, 2022 (Unaudited) (Continued)

Description	Shares	Fair Value
Switzerland — 4.5%
Health Care — 1.5%
Tecan Group	45,512	$16,708,577
Industrials — 3.0%
ABB	569,800	15,851,343
Kardex Holding	117,663	17,988,947
		33,840,290
Total Switzerland		50,548,867
Taiwan — 5.5%
Industrials — 2.6%
Airtac International Group	693,547	15,927,528
Hiwin Technologies	2,657,775	13,692,006
		29,619,534
Information Technology — 2.9%
Advantech	1,383,967	12,584,446
Delta Electronics	1,419,187	11,341,164
Global Unichip	594,000	8,986,733
		32,912,343
Total Taiwan		62,531,877
United Kingdom — 2.1%
Consumer Staples — 0.8%
Ocado Group*	1,775,513	9,656,926
Information Technology — 1.3%
Renishaw	377,614	15,225,424
Total United Kingdom		24,882,350
United States — 46.3%
Consumer Discretionary — 2.3%
Aptiv*	130,865	11,917,875
Luminar Technologies, Cl A*(A)	1,751,262	14,167,710
		26,085,585
Consumer Staples — 0.4%
AppHarvest*(A)	1,882,719	4,010,192
Health Care — 9.7%
Azenta	402,275	17,861,010
Globus Medical, Cl A*	188,908	12,656,836
Illumina*	91,950	21,039,999
Intuitive Surgical*	102,934	25,370,143
iRhythm Technologies*	114,462	14,592,761
Omnicell*	168,284	13,011,719
Vicarious Surgical*(A)	1,081,429	4,185,130
		108,717,598
Industrials — 7.8%
3D Systems*	1,552,942	13,712,478
Deere	39,936	15,807,467
GXO Logistics*	267,795	9,785,229
John Bean Technologies	126,224	11,511,629
Nordson	75,422	16,969,950
Rockwell Automation	80,590	20,574,627
		88,361,380
Description	Shares/ Par Value	Fair Value
Information Technology — 26.1%
Ambarella*	233,446	$12,776,499
Autodesk*	64,360	13,792,348
Cadence Design Systems*	89,750	13,587,252
Cognex	470,528	21,752,509
FARO Technologies*	459,558	13,423,689
IPG Photonics*	220,301	18,870,984
Manhattan Associates*	111,039	13,510,115
Microchip Technology	188,509	11,638,546
National Instruments	408,699	15,604,128
Novanta*	133,604	18,891,606
NVIDIA	112,905	15,238,788
PTC*	134,837	15,887,844
QUALCOMM	109,320	12,862,591
Samsara, Cl A*	1,089,641	13,413,481
ServiceNow*	43,901	18,470,907
Stratasys*	1,047,557	15,158,150
Teradyne	222,155	18,072,309
Trimble Navigation*	219,357	13,196,517
Zebra Technologies, Cl A*	65,513	18,554,592
		294,702,855
Total United States		521,877,610
Total Common Stock (Cost $1,354,663,941)		1,126,796,775
SHORT-TERM INVESTMENTS — 1.0%
BlackRock FedFund Institutional Money Market Fund, 2.91%(B)	1,850,000	1,850,000
Dreyfus Institutional Preferred Government Plus Money Market Fund, 3.17%(B)	1,967,000	1,967,000
Goldman Sachs Financial Square Funds, Cl Institutional, 3.12%(B)	2,210,000	2,210,000
Invesco Government & Agency Portfolio, Cl Institutional, 3.12%(B)	2,693,740	2,693,740
JPMorgan US Government Money Market Fund, Cl Capital, 2.86%(B)	990,000	990,000
Morgan Stanley Institutional Liquidity Fund, Cl Institutional, 2.95%(B)	1,920,000	1,920,000
Total Short-Term Investments (Cost $11,630,740)		11,630,740

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

October 31, 2022 (Unaudited) (Concluded)

Description	Par Value	Fair Value
REPURCHASE AGREEMENTS — 1.8%
BofA 3.050%, dated 10/31/22, to be repurchased on 11/01/22, repurchase price $7,475,151 (collateralized by various U.S. Government Agency Obligations, ranging in par value $65,116 – $1,006,772, 0.010% – 5.500%, 02/25/2032 – 01/01/2061, with a total market value of $7,624,008)(C) (D)	$7,474,518	$7,474,518
Daiwa Capital Markets 3.050%, dated 10/31/22, to be repurchased on 11/01/22, repurchase price $5,867,613 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, ranging in par value $1 - $866,153, 0.000% - 6.625%, 11/01/2022 – 11/01/2052, with a total market value of $6,050,527)(C)(D)	5,867,116	5,867,116
RBC Dominion 3.050%, dated 10/31/22, to be repurchased on 11/01/22, repurchase price $7,475,151 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, ranging in par value $2 – $2,308,746, 0.500% – 5.000%, 06/01/2039 – 08/20/2052, with a total market value of $7,624,008)(C) (D)	7,474,518	7,474,518
Total Repurchase Agreements
(Cost $20,816,152)		20,816,152
Total Investments – 102.6%
(Cost $1,387,110,833)		$1,159,243,667

Percentages are based on Net Assets of $1,129,566,263.

*          Non-income producing security.

(A)      This security or a partial position of this security is on loan at October 31, 2022. The total value of securities on loan at October 31, 2022 was $51,732,426.

(B)      Rate shown is the 7-day effective yield as of October 31, 2022.

(C)      Tri-Party Repurchase Agreement.

(D)      This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2022 was $32,043,152. The total value of non-cash collateral held from securities on loan as of October 31, 2022 was $19,689,274

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of October 31, 2022 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,126,796,775	$—	$—	$1,126,796,775
Short-Term Investments	11,630,740	—	—	11,630,740
Repurchase Agreements	—	20,816,152	—	20,816,152
Total Investments in Securities	$1,138,427,515	$20,816,152	$—	$1,159,243,667

The accompanying notes are an integral part of the financial statements.

ROBO Global®

ROBO Global® Artificial Intelligence ETF

Schedule of Investments

October 31, 2022 (Unaudited)

Sector Weightings†

72.9% Information Technology
9.0% Consumer Discretionary
7.6% Communication Services
6.1% Health Care
3.0% Industrials
1.2% Financials
0.2% Short-Term Investment

† Percentages based on total investments.

Description	Shares	Fair Value

COMMON STOCK — 99.8%

Brazil — 1.6%
Consumer Discretionary — 1.6%
MercadoLibre*	405	$365,156
Total Brazil		365,156
Canada — 1.7%
Information Technology — 1.7%
Shopify, Cl A*	11,520	394,330
Total Canada		394,330
China — 4.2%
Communication Services — 1.9%
Baidu ADR*	2,814	215,468
Tencent Holdings	8,300	217,390
Total Communication Services		432,858
Consumer Discretionary — 2.0%
Alibaba Group Holding ADR*	4,122	262,077
JD.com ADR*	5,145	191,857
Total Consumer Discretionary		453,934
Information Technology — 0.3%
Iflytek	14,800	71,033
Total China		957,825
France — 1.4%
Information Technology — 1.4%
Dassault Systemes	9,422	316,150
Total France		316,150
Germany — 1.3%
Information Technology — 1.3%
Infineon Technologies	12,363	301,075
Total Germany		301,075
Hong Kong — 0.8%
Information Technology — 0.8%
Kingdee International Software Group*	114,000	186,470
Total Hong Kong		186,470
Description	Shares	Fair Value
Israel — 1.2%
Information Technology — 1.2%
Nice ADR*	1,423	$270,213
Total Israel		270,213
Russia — 0.0%
Communication Services — 0.0%
Yandex, Cl A*,(A)	8,618	86
Total Russia		86
Taiwan — 3.8%
Information Technology — 3.8%
Global Unichip	19,135	289,497
MediaTek	17,116	313,397
Taiwan Semiconductor Manufacturing	21,384	258,818
Total Information Technology		861,712
Total Taiwan		861,712
United Kingdom — 0.9%
Information Technology — 0.9%
Darktrace*	51,311	211,199
Total United Kingdom		211,199
United States — 82.9%
Communication Services — 5.7%
Alphabet, Cl A*	3,655	345,434
Electronic Arts	2,768	348,658
Netflix*	1,243	362,807
Spotify Technology*	2,692	216,921
		1,273,820
Consumer Discretionary — 5.4%
Amazon.com*	3,091	316,642
Booking Holdings*	189	353,332
Etsy*	3,132	294,126
Tesla*	1,109	252,342
		1,216,442
Financials — 1.2%
Lemonade*	11,414	276,219
		276,219
Health Care — 6.1%
Butterfly Network*	49,748	243,765
Illumina*	1,970	450,775
Veeva Systems, Cl A*	2,041	342,766
Veracyte*	16,851	338,874
		1,376,180
Industrials — 3.1%
CoStar Group*	4,188	346,431
Verisk Analytics, Cl A	1,877	343,172
		689,603

The accompanying notes are an integral part of the financial statements.

ROBO Global®

ROBO Global® Artificial Intelligence ETF

Schedule of Investments

October 31, 2022 (Unaudited) (Concluded)

Description	Shares	Fair Value
Information Technology — 61.4%
Accenture PLC, Cl A	962	$273,112
Adobe*	764	243,334
Advanced Micro Devices*	4,421	265,525
Alteryx, Cl A*	6,489	316,209
Ambarella*	5,643	308,841
Analog Devices	2,652	378,228
Arista Networks*	3,293	397,992
ASML Holding, Cl G	742	350,536
Atlassian, Cl A*	1,696	343,830
Autodesk*	1,746	374,168
Block, Cl A*	4,992	299,869
C3.ai, Cl A*	17,928	235,036
Cloudflare, Cl A*	6,176	347,832
Cognex	7,717	356,757
Crowdstrike Holdings, Cl A*	1,539	248,087
Fair Isaac*	878	420,422
Fiserv*	2,953	303,391
HubSpot*	1,050	311,388
International Business Machines	2,714	375,319
Intuit	782	334,305
JFrog*	17,790	451,865
Lam Research	806	326,253
Microsoft	1,539	357,248
MongoDB, Cl A*	1,320	241,600
New Relic*	5,618	332,810
NortonLifeLock	13,115	295,481
NVIDIA	2,830	381,964
Palo Alto Networks*	2,018	346,269
Pure Storage, Cl A*	11,895	367,080
Rapid7*	6,618	299,597
Salesforce*	2,513	408,589
Samsara, Cl A*	25,270	311,074
ServiceNow*	798	335,751
Snowflake, Cl A*	1,502	240,771
Splunk*	4,513	375,075
Teradyne	4,462	362,984
Twilio, Cl A*	5,882	437,444
Varonis Systems, Cl B*	13,475	360,726
Wix.com*	4,209	353,977
Yext*	81,094	431,419
Zendesk*	4,518	346,485
		13,848,643
Total United States		18,680,907
Total Common Stock
(Cost $32,118,712)		22,545,123
Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency, Cl Institutional, 3.07%(B)	38,280	$38,280
Total Short-Term Investment
(Cost $38,280)		38,280
Total Investments – 100.0%
(Cost $32,156,992)		$22,583,403

Percentages are based on Net Assets of $22,572,651.

*          Non-income producing security.

(A)      Level 3 security in accordance with fair value hierarchy.

(B)      Rate shown is the 7-day effective yield as of October 31, 2022.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of October 31, 2022 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$365,156	$—	$—	$365,156
Canada	394,330	—	—	394,330
China	957,825	—	—	957,825
France	316,150	—	—	316,150
Germany	301,075	—	—	301,075
Hong Kong	186,470	—	—	186,470
Israel	270,213	—	—	270,213
Russia	—	—	86	86
Taiwan	861,712	—	—	861,712
United Kingdom	211,199	—	—	211,199
United States	18,680,907	—	—	18,680,907
Short-Term Investment
United States	38,280	—	—	38,280
Total Investments in Securities	$22,583,317	$—	$86	$22,583,403

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Assets and Liabilities

October 31, 2022 (Unaudited)

	ROBO Global® Healthcare Technology and Innovation ETF	ROBO Global® Robotics and Automation Index ETF	ROBO Global® Artificial Intelligence ETF
Assets:
Cost of Investments and Repurchase Agreements	$147,399,683	$1,387,110,833	$32,156,992
Investments at Fair Value*	$99,833,297	$1,138,427,515	$22,583,403
Repurchase Agreements	—	20,816,152	—
Reclaims Receivable	39,186	1,572,253	910
Dividends Receivable	17,948	1,677,058	961
Total Assets	99,890,431	1,162,492,978	22,585,274
Liabilities:
Payable Upon Return on Securities Loaned	—	32,043,152	—
Advisory Fees Payable	56,155	883,044	12,592
Foreign Currency Payable to Custodian (Cost $3,039, $513, $31)	2,972	519	31
Total Liabilities	59,127	32,926,715	12,623
Net Assets	$99,831,304	$1,129,566,263	$22,572,651
Net Assets Consist of:
Paid-in Capital	$196,715,034	$1,588,180,333	$38,509,715
Total Accumulated Losses	(96,883,730)	(458,614,070)	(15,937,064)
Net Assets	$99,831,304	$1,129,566,263	$22,572,651
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	3,500,001	25,550,000	850,000
Net Asset Value, Offering and Redemption Price Per Share	$28.52	$44.21	$26.56
	$—	$32,043,152	$—

* Includes Market Value of Securities on Loan

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Operations

For the Six Months Ended October 31, 2022 (Unaudited)

	ROBO Global® Healthcare Technology and Innovation ETF	ROBO Global® Robotics and Automation Index ETF	ROBO Global® Artificial Intelligence ETF
Investment Income:
Dividends	$182,339	$7,004,771	$89,858
Income from Securities Lending, Net	—	495,174	—
Less: Foreign Taxes Withheld	(12,796)	(1,098,951)	(8,075)
Total Investment Income	169,543	6,400,994	81,783
Expenses:
Advisory Fees	451,913	5,932,208	95,017
Total Expenses	451,913	5,932,208	95,017
Less:
Waiver of Advisory Fees	(67,787)	—	(8,868)
Net Expenses	384,126	5,932,208	86,149
Net Investment Income (Loss)	(214,583)	468,786	(4,366)
Net Realized Gain (Loss) on:
Investments(1)	(28,102,497)	(30,784,345)	(4,822,345)
Foreign Currency Transactions	(4,191)	(433,698)	(6,187)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	18,617,142	(145,241,817)	786,950
Foreign Currency Translations	201	100,467	(41)
Net Realized and Unrealized Gain (Loss) on Investments	(9,489,345)	(176,359,393)	(4,041,623)
Net Decrease in Net Assets Resulting from Operations	$(9,703,928)	$(175,890,607)	$(4,045,989)

(1) Includes realized gain as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Changes in Net Assets

	ROBO Global® Healthcare Technology and Innovation ETF		ROBO Global® Robotics and Automation Index ETF
	Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022	Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022
Operations:
Net Investment Income (Loss)	$(214,583)	$(892,325)	$468,786	$(2,458,320)
Net Realized Gain (Loss) on Investments(1)	(28,102,497)	7,539,083	(30,784,345)	203,647,696
Net Realized Gain (Loss) on Foreign Currency Transactions	(4,191)	11,085	(433,698)	(543,098)
Net Change in Unrealized Appreciation (Depreciation) on Investments	18,617,142	(81,649,902)	(145,241,817)	(588,976,948)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translations	201	(4,749)	100,467	(447,210)
Net Decrease in Net Assets Resulting from Operations	(9,703,928)	(74,996,808)	(175,890,607)	(388,777,880)
Distributions	—	(115,701)	—	(3,434,936)
Capital Share Transactions:
Issued	7,557,886	112,803,253	4,896,634	324,370,925
Redeemed	(27,856,148)	(125,870,180)	(89,553,620)	(428,589,002)
Decrease in Net Assets from Capital Share Transactions	(20,298,262)	(13,066,927)	(84,656,986)	(104,218,077)
Total Decrease in Net Assets	(30,002,190)	(88,179,436)	(260,547,593)	(496,430,893)
Net Assets:
Beginning of Period	129,833,494	218,012,930	1,390,113,856	1,886,544,749
End of Period	$99,831,304	$129,833,494	$1,129,566,263	$1,390,113,856
Share Transactions:
Issued	250,000	2,525,000	100,000	4,800,000
Redeemed	(950,000)	(3,025,000)	(1,950,000)	(6,600,000)
Net Decrease in Shares Outstanding from Share Transactions	(700,000)	(500,000)	(1,850,000)	(1,800,000)

(1) Includes net realized gains as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Changes in Net Assets

	ROBO Global® Artificial Intelligence ETF
	Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022
Operations:
Net Investment Loss	$(4,366)	$(58,570)
Net Realized Gain (Loss) on Investments(1)	(4,822,345)	3,026,955
Net Realized Loss on Foreign Currency Transactions	(6,187)	(5,958)
Net Change in Unrealized Appreciation (Depreciation) on Investments	786,950	(12,985,037)
Net Change in Unrealized Depreciation on Foreign Currency Translations	(41)	(63)
Net Decrease in Net Assets Resulting from Operations	(4,045,989)	(10,022,673)
Capital Share Transactions:
Issued	—	16,873,003
Redeemed	(2,734,402)	(14,778,513)
Increase (Decrease) in Net Assets from Capital Share Transactions	(2,734,402)	2,094,490
Total Decrease in Net Assets	(6,780,391)	(7,928,183)
Net Assets:
Beginning of Period	29,353,042	37,281,225
End of Period	$22,572,651	$29,353,042
Share Transactions:
Issued	—	400,000
Redeemed	(100,000)	(350,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(100,000)	50,000

(1) Includes net realized gains as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

Amount designated as “—” is $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Financial Highlights

Selected Per Share Data & Ratios
For the Six Months Ended October 31, 2022 (Unaudited) and Year or Period Ended April 30,
For a Share Outstanding Throughout the Period/Year

	Net Asset Value, Beginning of Period/Year	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period/Year	Total Return(1)	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets (Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(2)
ROBO Global® Healthcare Technology and Innovation ETF
2022^^	$30.91	$(0.06)	$(2.33)	$(2.39)	$—	$—	$—	$28.52	(7.73)%	$99,831	0.68%(3)	0.80%(3)	(0.38)%(3)	17%
2022	46.39	(0.18)	(15.28)	(15.46)	—	(0.02)	(0.02)	30.91	(33.33)	129,833	0.68	0.80	(0.42)	38
2021	27.49	(0.15)	19.05	18.90	—	—	—	46.39	68.75	218,013	0.68	0.80	(0.36)	28
2020†	24.29	(0.07)	3.27	3.20	—	—	—	27.49	13.17	13,747	0.68(3)	0.80(3)	(0.32)(3)	20
ROBO Global® Robotics and Automation Index ETF
2022^^	50.73	0.02	(6.54)	(6.52)	—	—	—	44.21	(12.85)	1,129,566	0.95(3)	0.95(3)	0.08(3)	12
2022	64.61	(0.09)	(13.67)	(13.76)	(0.12)	—	(0.12)	50.73	(21.35)	1,390,114	0.95	0.95	(0.14)	26
2021	38.95	0.10	25.68	25.78	(0.12)	—	(0.12)	64.61	66.21	1,886,545	0.95	0.95	0.19	29
2020	41.55	0.09	(2.53)	(2.44)	(0.16)	—	(0.16)	38.95	(5.91)	1,063,451	0.95	0.95	0.22	25
2019	40.41	0.16	1.10^	1.26	(0.12)	—	(0.12)	41.55	3.22	1,504,174	0.95	0.95	0.41	29
2018	33.03	0.03	7.36	7.39	(0.01)	—	(0.01)	40.41	22.37	2,232,427	0.95	0.95	0.07	30
ROBO Global® Artificial Intelligence ETF
2022^^	30.90	—	(4.34)	(4.34)	—	—	—	26.56	(14.05)	22,573	0.68(3)	0.75(3)	(0.03)(3)	18
2022	41.42	(0.06)	(10.46)	(10.52)	—	—	—	30.90	(25.40)	29,353	0.68	0.75	(0.15)	30
2021‡	25.02	(0.16)	16.56	16.40	—	—	—	41.42	65.55	37,281	0.68(3)	0.75(3)	(0.42)(3)	30

*     Per share data calculated using average shares method.

^    The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating fair value of the investments of the Fund.

^^ For the six month period ended October 31, 2022 (Unaudited).

†    The Fund commenced operations on June 24, 2019.

‡    The Fund commenced operations on May 11, 2020.

(1)     Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)     Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(3)     Annualized

Amount designated as “—” are $0.00 or have been rounded to $0.00.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Notes to the Financial Statements
October 31, 2022 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the ROBO Global® Healthcare Technology and Innovation ETF, the ROBO Global® Robotics and Automation Index ETF, and the ROBO Global® Artificial Intelligence ETF (each a “Fund”, and together the “Funds”). The ROBO Global® Healthcare Technology and Innovation ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Healthcare Technology and Innovation Index. The ROBO Global® Robotics and Automation Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Robotics and Automation Index. The ROBO Global® Artificial Intelligence ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Artificial Intelligence Index. Each Fund is classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 7). Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund. The ROBO Global® Healthcare Technology and Innovation Index ETF commenced operations on June 24, 2019.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares, typically 50,000 shares for the ROBO Global® Robotics and Automation Index ETF, and 25,000 shares for the ROBO Global® Healthcare Technology and Innovation ETF and the ROBO Global® Artificial Intelligence ETF, called “Creation Units”. Transactions for each Fund are generally conducted in exchange for the deposit or delivery of a portfolio of in-kind securities constituting a substantial replication, or a representation, of the securities included in the relevant Fund’s Index and a specified cash payment. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Security Valuation — The Funds record their investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and at the most recent quoted ask price

ROBO Global®

Notes to the Financial Statements
October 31, 2022 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Funds through a Fair Value Committee (the “Committee”) established by the Adviser and approved new Adviser Fair Value Procedures for the Funds. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Trust’s Board and were implemented through a Fair Value Committee designated by the Board.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, a Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to, government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•    Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

ROBO Global®

Notes to the Financial Statements
October 31, 2022 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

•    Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•    Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the six months ended October 31, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. As of October 31, 2022, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Current tax years remain open and subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Funds’ policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

At October 31, 2022, the market value of the repurchase agreements outstanding was $20,816,152 for the ROBO Global® Robotics and Automation Index ETF.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The Funds may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invests.

ROBO Global®

Notes to the Financial Statements
October 31, 2022 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem shares at NAV and only in Creation Units, or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $550, $1,000 and $550 per transaction, regardless of the number of Creation Units created in a given transaction for ROBO Global® Healthcare Technology and Innovation ETF, ROBO Global® Robotics and Automation Index ETF and ROBO Global® Artificial Intelligence ETF, respectively. The fee is a single charge and will be the same regardless of the number of Creation Units created in a given transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee of $550, $1,000 and $550 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction for ROBO Global® Healthcare Technology and Innovation ETF, ROBO Global® Robotics and Automation Index ETF and ROBO Global® Artificial Intelligence ETF, respectively. The Funds may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transactions. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The following table discloses the Creation Unit breakdown based on the NAV as of October 31, 2022:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
ROBO Global® Healthcare Technology and Innovation ETF	25,000	$550	$713,000	$550
ROBO Global® Robotics and Automation Index ETF	50,000	$1,000	$2,210,500	$1,000
ROBO Global® Artificial Intelligence ETF	25,000	$550	$664,000	$550

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of a Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit a Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of a Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

ROBO Global®

Notes to the Financial Statements
October 31, 2022 (Unaudited) (Continued)

3. SERVICE PROVIDERS

Investment Advisory Agreement

The Adviser is an Oklahoma limited liability company, located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement on behalf of the ROBO Global® Robotics and Automation Index ETF, the Adviser provides investment advisory services to the Fund including, among other things, oversight of the Sub-Adviser (as defined below), which includes daily monitoring of purchases and sales of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. Under the Advisory Agreements, on behalf of the ROBO Global® Healthcare Technology and Innovation ETF and the ROBO Global® Artificial Intelligence ETF, the Adviser provides investment advisory services to the Funds and is responsible for the day-to-day management of the Funds, including, among other things, implementing changes to each Fund’s portfolio in connection with any rebalancing or reconstitution of an Index, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides, each Fund pays the Adviser a fee, calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund as follows:

ROBO Global® Healthcare Technology and Innovation ETF	0.80	%(1)
ROBO Global® Robotics and Automation Index ETF	0.95	%(2)
ROBO Global® Artificial Intelligence ETF	0.75	%(3)

(1) The Adviser has contractually agreed to waive a portion of its management fee in an amount equal to 0.12% of average daily net assets through at least August 31, 2023. This arrangement may be terminated only by the Board of Trustees of the Trust. The fees waived are non-recoupable.

(2) The Fund pays the Adviser a fee at an annual rate of 0.95% on up to $2 billion in assets, 0.75% on the next $3 billion in assets, and 0.65% on assets greater than $5 billion.

(3) The Adviser has contractually agreed to waive a portion of its fee in an amount equal to 0.07% of the Fund’s average daily net assets through at least August 31, 2023. This arrangement may be terminated only by the Trust’s Board of Trustees. The fees waived are non-recoupable.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

The Adviser has entered into an arrangement with ROBO Global® LLC, the Funds’ index provider, pursuant to which the Adviser is permitted to use each Index. As part of the arrangement between ROBO Global® and the Adviser, ROBO Global® has agreed to assume the Adviser’s obligation to pay all expenses of the Funds (except the Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

Sub-Advisory Agreement

Vident Investment Advisory, LLC (the “Sub-Adviser”) is a Delaware limited liability company located at 1125 Sanctuary Parkway, Suite 515, Alpharetta, Georgia 30009. The Sub-Adviser serves as the sub-adviser to the ROBO Global® Robotics and Automation Index ETF pursuant to a sub-advisory agreement (“Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for trading portfolio securities and other investments on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the

ROBO Global®

Notes to the Financial Statements
October 31, 2022 (Unaudited) (Continued)

3. SERVICE PROVIDERS (Continued)

supervision of the Adviser and oversight of the Board. Under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee calculated, at the annual rates expressed as a percentage of the average daily net assets as follows: 0.04% on the first $500 million; 0.035% on the next $500 million; and 0.03% on assets greater than $1 billion; subject to an annual minimum fee of $20,000.

Distribution Arrangement

The Distributor serves as each Funds underwriter and distributor of each Fund’s shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Fund’s shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in any Fund’s shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the six months ended October 31, 2022, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Funds’ administrator pursuant to an administration agreement. Bank of New York Mellon serves as the Funds’ custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement. The Adviser of the Funds’ pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4. INVESTMENT TRANSACTIONS

For the six months ended October 31, 2022, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
ROBO Global® Healthcare Technology and Innovation ETF	$19,023,928	$19,583,772
ROBO Global® Robotics and Automation ETF	148,480,640	152,826,581
ROBO Global® Artificial Intelligence ETF	4,383,792	4,529,732

There were no purchases or sales of long-term U.S. Government securities by any of the Funds.

For the six months ended October 31, 2022, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain/(Loss)
ROBO Global® Healthcare Technology and Innovation ETF	$7,469,931	$27,515,818	$(602,676)
ROBO Global® Robotics and Automation Index ETF	4,500,277	82,221,780	13,701,879
ROBO Global® Artificial Intelligence ETF*	—	2,588,406	(68,474)

For the year or period ended April 30, 2022, the ROBO Global® Healthcare Technology and Innovation ETF, ROBO Global® Robotics Automation Index ETF and ROBO Global® Artificial Intelligence ETF had $26,717,104, $210,430,891 and $4,240,759 of net realized gains as a result of in-kind transactions, respectively.

ROBO Global®

Notes to the Financial Statements
October 31, 2022 (Unaudited) (Continued)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature; they are charged or credited to paid-in capital or total distributable earnings as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years ended April 30, 2022 and April 30, 2021 were as follows:

	Ordinary Income	Long-Term Capital Gain
ROBO Global® Healthcare Technology and Innovation ETF
2022	$71,556	$44,145
2021	—	—
ROBO Global® Robotics and Automation Index ETF
2022	$3,434,936	$—
2021	3,313,593	—
ROBO Global® Artificial Intelligence ETF
2022	$—	$—
2021	—	—

As of April 30, 2022, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	ROBO Global® Healthcare Technology and Innovation ETF	ROBO Global® Robotics and Automation Index ETF	ROBO Global® Artificial Intelligence ETF
Post-October Losses	$(11,624,486)	$—	$(569,061)
Capital Loss Carryforwards	(3,787,745)	(165,458,759)	(2,568)
Deferred Late-Year Losses	(180,997)	(4,808,826)	(31,534)
Unrealized Depreciation	(71,586,577)	(112,455,878)	(11,287,912)
Other Temporary Differences	3	—	—
Total Accumulated Losses	$(87,179,802)	$(282,723,463)	$(11,891,075)

The Funds may elect for any taxable year to treat any portion of any qualified late year loss and deferred post-October loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to December 31. Post-October losses are capital losses which occur during the portion of the Funds’ taxable year subsequent to October 31.

The Funds are permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of April 30, 2022, the Funds have the following capital loss carryforwards to offset capital gains for an unlimited period:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforward
ROBO Global® Healthcare Technology and Innovation ETF	$374,805	$3,412,940	$3,787,745
ROBO Global® Robotics and Automation Index ETF	63,130,045	102,328,714	165,458,759
ROBO Global® Artificial Intelligence ETF	2,568	—	2,568

ROBO Global®

Notes to the Financial Statements
October 31, 2022 (Unaudited) (Continued)

5. TAX INFORMATION (Continued)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at October 31, 2022, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
ROBO Global® Healthcare Technology and Innovation ETF	$147,399,683	$3,098,413	$(50,664,799)	$(47,566,386)
ROBO Global® Robotics and Automation Index ETF	1,387,110,833	112,780,721	(340,647,887)	(227,867,166)
ROBO Global® Artificial Intelligence ETF	32,156,992	571,678	(10,145,267)	(9,573,589)

6. SECURITIES LENDING

Each Fund has entered into a Securities Lending Agreement with the Bank of New York Mellon (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and regulations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent and the Fund earns a return from the collateral. Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by a Fund that might occur during the term of the loan would be for the account of the Fund.

Securities pledged as collateral for repurchase agreements by BofA, Daiwa Capital Markets and RBC Dominion Securities are held by BNY and are designated as being held on the Funds’ behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in repurchase agreements and short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedule of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

ROBO Global®

Notes to the Financial Statements
October 31, 2022 (Unaudited) (Continued)

6. SECURITIES LENDING (Continued)

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of October 31, 2022:

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received	Net Amount
ROBO Global® Robotics and Automation Index ETF	$51,732,426	$32,043,152	$19,689,274	$—

(1) Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at October 31, 2022 are shown in the Schedule of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of October 31, 2022, the cash collateral was invested in Repurchase Agreements and the non-cash collateral consisted of Short-Term Investments (Money Market Funds) and Government Securities (U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds) with the following maturities:

Remaining Contractual Maturity of the Agreements, as of October 31, 2022

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
ROBO Global® Robotics and Automation Index ETF
Repurchase Agreements	$20,816,152	$—	$—	$—	$20,816,152
Short-Term Investments	11,227,000	—	—	—	11,227,000
U.S. Government Securities	—	—	—	22,184,510	22,184,510
Total	$32,043,152	$—	$—	$22,184,510	54,227,662

7. PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), each shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Risk information is applicable to each Fund unless otherwise noted. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in a Fund.

Currency Exchange Rate Risk: To the extent each Fund invests in securities denominated in non-U.S. currencies, changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Funds’ investment and the value of your shares. Because the Funds’ net asset value (“NAV”) is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which each Fund invests depreciates against the U.S. dollar, even if the value of the Funds’ holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in each Fund may change quickly and without warning and you may lose money.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent

ROBO Global®

Notes to the Financial Statements
October 31, 2022 (Unaudited) (Continued)

7. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (Continued)

and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in each Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Funds’ portfolio holdings trade in markets that are closed when the Funds’ market is open, there may be valuation differences that could lead to differences between the Funds’ market price and the value of the Funds’ portfolio holdings.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Non-Diversification Risk: Each Fund is non-diversified under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on each Fund’s performance.

Sector Focus Risk: Each Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While each Fund’s sector exposure is expected to vary over time based on the composition of the Index, each Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which each Fund may have exposure over time and should not be relied on as such.

Health Care Sector Risk: (ROBO Global® Healthcare Technology and Innovation ETF only) Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

Industrials Sector Risk: (ROBO Global® Robotics and Automation Index ETF only) Stock prices for industrials companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Information Technology Sector Risk: (ROBO Global® Robotics and Automation Index ETF and ROBO Global® Artificial Intelligence ETF only) The Fund is subject to the risk that market or economic factors impacting information technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

ROBO Global®

Notes to the Financial Statements
October 31, 2022 (Unaudited) (Concluded)

8. RECENT MARKET EVENTS

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to the COVID-19 pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of the Fund’s investments. The ultimate impact of the pandemic on the financial performance of the Funds’ investments is not reasonably able to be approximated at this time.

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known.

9. OTHER

At October 31, 2022, the records of the Trust reflected that 100% of the Funds’ total shares outstanding were held by four Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, note the additional disclosures.

Effective as of the close of business on February 10, 2023, the sub-advisory agreement between Exchange Traded Concepts, LLC (the “Adviser”) and Vident Investment Advisory, LLC (“Vident”) with respect to ROBO Global® Robotics and Automation Index ETF (the “Fund”) will terminate and Vident will no longer serve as the Fund’s sub-adviser. In connection with this change, effective December 14, 2022, the Adviser assumed all of the duties and responsibilities previously delegated by the Adviser to Vident.

ROBO Global®

Disclosure of Fund Expenses
(Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of a Fund’s shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2022 to October 31, 2022 (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 5/1/2022	Ending Account Value 10/31/22	Annualized Expense Ratios	Expenses Paid During Period(1)
ROBO Global® Healthcare Technology and Innovation ETF
Actual Fund Return	$1,000.00	$922.70	0.68%	$3.30
Hypothetical 5% Return	$1,000.00	$1,021.78	0.68%	$3.47
ROBO Global® Robotics and Automation Index ETF
Actual Fund Return	$1,000.00	$871.50	0.95%	$4.48
Hypothetical 5% Return	$1,000.00	$1,020.42	0.95%	$4.84
ROBO Global® Artificial Intelligence ETF
Actual Fund Return	$1,000.00	$859.50	0.68%	$3.19
Hypothetical 5% Return	$1,000.00	$1,021.78	0.68%	$3.47

(1) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period shown).

ROBO Global®

Board Consideration of Approval of Advisory Agreement
(Unaudited)

At a meeting held on September 21, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the continuance of the following agreements (the “Agreements”) with respect to the ROBO Global® Robotics and Automation Index ETF (the “Fund”):

•        the investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Fund; and

•        the sub-advisory agreement between ETC and Vident Investment Advisory, LLC (“Vident”) pursuant to which Vident provides sub-advisory services to the Fund.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and ETC and Vident are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require the Fund to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreements.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and Vident, and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreements. Among other things, the Board was provided overviews of each of ETC’s and Vident’s advisory business, including investment personnel and investment processes. Prior to the Meeting, the Trustees met to review and discuss certain information provided. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentations, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC and Vident. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the Agreements, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC and Vident to the Fund; (ii) the Fund’s performance; (iii) ETC’s and Vident’s costs of and profits realized from providing advisory and sub-advisory services to the Fund, including any fall-out benefits enjoyed by ETC and Vident or their respective affiliates; (iv) comparative fee and expense data; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services. With respect to the nature, extent, and quality of the services provided to the Fund, the Board considered ETC’s and Vident’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that (i) ETC’s responsibilities include developing, implementing, and maintaining the Fund’s investment program, overseeing the activities of Vident with respect to the Fund, including regular review of Vident’s performance, overseeing general portfolio compliance with relevant law, monitoring compliance with various policies and procedures and applicable securities regulations, quarterly reporting to the Board, and implementing Board directives as they relate to the Fund, and (ii) Vident’s responsibilities include implementing changes to the Fund’s portfolio in connection with any rebalancing or reconstitution of the underlying index, trading portfolio securities and other investment instruments on behalf of the Fund, selecting broker-dealers to execute purchase and sale transactions, determining the daily baskets of deposit securities and cash components, executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis, monitoring compliance with various policies and procedures and applicable securities regulations, quarterly reporting to the Board, and implementing Board directives as they relate to the Fund, subject to the supervision of ETC and oversight of the Board. The Board noted that it had been provided with ETC’s and Vident’s registration forms on Form ADV as well as ETC’s and Vident’s responses to a detailed series of questions, which included a description of their operations, services, personnel, compliance programs, risk management programs, and financial

ROBO Global®

Board Consideration of Approval of Advisory Agreement
(Unaudited) (Continued)

conditions, and whether there had been material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s and Vident’s investment personnel, the quality of ETC’s and Vident’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that each has appropriate compliance policies and procedures in place. The Board considered ETC’s and Vident’s experience working with ETFs, including the Fund, other series of the Trust, and other ETFs outside of the Trust.

The Board also considered other services provided to the Fund by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Fund’s business activities; supervising the Fund’s registration as an investment company and the offering of Fund shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided to the Fund by ETC and Vident.

Performance. The Board reviewed the Fund’s performance in light of the Fund’s stated investment objective, noting that the Fund is passively managed. The Board was provided with reports regarding the past performance of the Fund, including a report comparing the Fund’s performance to the performance of its underlying index for various time periods. The Board focused on the extent to which the Fund achieved its investment objective as a passively managed fund. The Board reviewed information regarding factors impacting the performance of the Fund, including the construction of its underlying index and the addition or deletion of securities from the underlying index. The Board reviewed information regarding the Fund’s index tracking, noting, as applicable, the factors that contributed to the Fund’s tracking error over certain periods of time. The Board noted that while the Fund had underperformed its underlying index over certain periods of time, such underperformance was to be expected as it partially was the result of costs incurred by the Fund that were not incurred by its underlying index. The Board also noted that the Fund’s performance was nonetheless generally in line with that of its underlying index and believed that the extent of the underperformance and tracking error, therefore, did not necessitate significant additional review. The Board further noted that it received regular reports regarding the Fund’s performance at its quarterly meetings.

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee paid to ETC and the sub-advisory fee paid by ETC to Vident under the Agreements. The Board reviewed a report prepared by ISS, an independent third party, comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the report included mutual funds in the peer group, which were intended to enhance the Board’s ability to evaluate the quality of fees and expenses on a broader scale. The Board took into account the differences in operations and fee structures between ETFs and mutual funds and gave such weight to the mutual fund data as it deemed appropriate. The Board noted that ISS selected the particular mutual funds that were included in its report. The Board noted that the Fund’s advisory fee was the highest among the peer ETFs and third highest among the peer ETFs and mutual funds. The Board took into account that due to the specialized nature of the Fund’s underlying index and, thus, the Fund’s strategy, there are limitations in comparing its advisory fee to those of other funds and the information provided by the peer group report may not provide meaningful direct comparisons to the Fund. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreements, ETC is responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources and that, while the Fund’s index provider has agreed to assume such responsibility, ETC is ultimately responsible for ensuring the obligation is satisfied. The Board further noted that the sub-advisory fee has two components: (1) a basis point fee based on assets under management and (2) a minimum annual fee. The Board considered that the sub-advisory fee is paid by ETC, not the Fund, and that the fee reflects an arm’s length negotiation between ETC and Vident. The Board further found that the fee reflected a reasonable allocation of the advisory fee between ETC

ROBO Global®

Board Consideration of Approval of Advisory Agreement
(Unaudited) (Concluded)

and Vident given the work performed by each firm. The Board considered information provided about the costs and expenses incurred by each of ETC and Vident in providing advisory and sub-advisory services, evaluated the compensation and benefits received by ETC and Vident from their relationships with the Fund, and reviewed profitability analyses from ETC and Vident with respect to the Fund. The Board considered the risks borne by ETC associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund. Based on the foregoing information, the Board concluded that the Fund’s advisory and sub-advisory fees appeared reasonable in light of the services rendered.

Economies of Scale. The Board considered the extent to which economies of scale have been realized as the Fund’s assets have grown and whether the Fund’s fee structure reflects these economies of scale for the benefit of shareholders of Fund. The Board noted that the Fund’s investment advisory fee includes breakpoints, which allows for economies of scale to be shared through reductions in the advisory fee as Fund assets grow.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuance of the Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, was fair and reasonable to the Fund. The Board, including the Independent Trustees, therefore, determined that the approval of the continuance of the Agreements was in the best interests of the Fund and its shareholders.

ROBO Global®

Supplemental Information
(Unaudited)

NAV is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of a Fund are listed for trading, as of the time that such Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of such Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.roboglobaletfs.com.

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10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Sub-Adviser for ROBO Global® Robotics and Automation Index ETF:
Vident Investment Advisory, LLC
1125 Sanctuary Parkway
Suite 515
Alpharetta, Georgia 3009

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

ROB-SA-001-1000

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for the Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens,
Trustee and President

Date: January 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens,
Trustee and President

Date: January 5, 2023

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke,
Treasurer

Date: January 5, 2023